Other income and expenses (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Unscheduled stoppages and pre-operating expenses		$ (600)	$ (513)	$ (1,099)	$ (889)
Pension and medical benefits – retirees		(296)	(253)	(577)	(491)
Losses with legal, administrative and arbitration proceedings		(277)	(298)	(531)	(557)
Performance award program		(131)	(129)	(271)	(247)
Profit sharing		(32)	(34)	(67)	(65)
Losses on decommissioning of returned/abandoned areas		(12)	(3)	(13)	(27)
Results from co-participation agreements in bid areas			2,872	28	2,872
Gains (losses) with commodities derivatives		(10)	(169)	69	(222)
Amounts recovered from Lava Jato investigation	[1]	4		93	12
Government grants		72	125	176	199
Early termination and changes to cash flow estimates of leases		91	176	258	401
Reimbursements from E&P partnership operations		119	127	280	154
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control		691	370	1,187	846
Others	[2]	(97)	(82)	(479)	(119)
Total		$ (478)	$ 2,189	$ (946)	$ 1,867

[1]	Through December 31, 2022, the amount recovered of US$ 1,618 was recognized through collaboration and leniency agreements entered into with individuals and legal entities.
[2]	It includes, in the six-month period ended June 30, 2023, expenses with compensation for the termination of a vessel charter agreement in the amount of US$ 317.